Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2023
Accounts payable and accrued liabilities [abstract]
Accounts payable and accrued liabilities [Text Block]

14. Accounts payable and accrued liabilities

	December 31,	December 31,
	2023	2022
	$	$

Trade payables	3,140	648
Other payables	4,024	3,745
Accrued interests on long-term debt	701	131
Other accrued liabilities	344	2,301
	8,209	6,825